ACQUISITIONS - Schedule of Final Purchase Price Allocations, at Fair Values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Oct. 26, 2023
Geronimo Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 84
Trade receivables and other current assets		5
Property, plant and equipment, at fair value		527
Financial instrument assets		112
Equity-accounted investments		919
Other non-current assets		136
Accounts payable and accrued liabilities		(220)
Financial instrument liabilities		(36)
Non-recourse borrowings		(676)
Provisions		(19)
Other long-term liabilities		(1)
Fair value of net assets acquired		1,338
Goodwill		71
Identifiable assets acquired (liabilities assumed)		1,409
Amounts due from related parties		507
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 9		$ 186
Restricted cash	0		144
Trade receivables and other current assets	25		235
Assets held for sale	0
Property, plant and equipment, at fair value	254		5,866
Deferred income tax assets	0		22
Financial instrument assets	0		46
Equity-accounted investments	0
Other non-current assets	1		59
Accounts payable and accrued liabilities	(13)		(114)
Current portion of non-recourse borrowings	(14)		(187)
Liabilities directly associated with assets held for sale	0		(289)
Financial instrument liabilities	0		(1,101)
Non-recourse borrowings	(111)		(1,781)
Deferred income tax liabilities	(14)		(193)
Provisions	0		(255)
Other long-term liabilities	(1)		(213)
Fair value of net assets acquired	136		2,653
Non-controlling interests	(10)		(386)
Goodwill	25		458
Identifiable assets acquired (liabilities assumed)	151		2,725
Indian Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Trade receivables and other current assets	18
Assets held for sale	0
Property, plant and equipment, at fair value	154
Deferred income tax assets	0
Financial instrument assets	0
Equity-accounted investments	0
Other non-current assets	1
Accounts payable and accrued liabilities	(3)
Current portion of non-recourse borrowings	(13)
Liabilities directly associated with assets held for sale	0
Financial instrument liabilities	0
Non-recourse borrowings	(28)
Deferred income tax liabilities	(13)
Provisions	0
Other long-term liabilities	(1)
Fair value of net assets acquired	118
Non-controlling interests	(7)
Goodwill	21
Identifiable assets acquired (liabilities assumed)	132
South Korean Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6
Trade receivables and other current assets	7
Assets held for sale	0
Property, plant and equipment, at fair value	100
Deferred income tax assets	0
Financial instrument assets	0
Equity-accounted investments	0
Other non-current assets	0
Accounts payable and accrued liabilities	(10)
Current portion of non-recourse borrowings	(1)
Liabilities directly associated with assets held for sale	0
Financial instrument liabilities	0
Non-recourse borrowings	(83)
Deferred income tax liabilities	(1)
Provisions	0
Other long-term liabilities	0
Fair value of net assets acquired	18
Non-controlling interests	(3)
Goodwill	4
Identifiable assets acquired (liabilities assumed)	19
Neoen
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	544	575
Trade receivables and other current assets	341	313
Assets held for sale	861	868
Property, plant and equipment, at fair value	7,185	6,999
Deferred income tax assets	60	47
Financial instrument assets	345	359
Equity-accounted investments	8	21
Other non-current assets	68	95
Accounts payable and accrued liabilities	(367)	(365)
Current portion of non-recourse borrowings	(955)	(988)
Liabilities directly associated with assets held for sale	(340)	(369)
Financial instrument liabilities	(101)	(216)
Non-recourse borrowings	(3,656)	(3,693)
Deferred income tax liabilities	(423)	(328)
Provisions	(156)	(184)
Other long-term liabilities	(499)	(498)
Fair value of net assets acquired	2,915	2,636
Non-controlling interests	(3,005)	(3,059)
Goodwill	3,531	3,797
Identifiable assets acquired (liabilities assumed)	3,441	$ 3,374
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			10
Restricted cash	0		0
Trade receivables and other current assets			9
Property, plant and equipment, at fair value			130
Deferred income tax assets			0
Financial instrument assets			0
Other non-current assets			0
Accounts payable and accrued liabilities			(19)
Current portion of non-recourse borrowings			(22)
Liabilities directly associated with assets held for sale			(4)
Financial instrument liabilities			0
Non-recourse borrowings			(45)
Deferred income tax liabilities			0
Provisions			(2)
Other long-term liabilities			0
Fair value of net assets acquired			95
Non-controlling interests			0
Goodwill			0
Identifiable assets acquired (liabilities assumed)			95
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			88
Restricted cash			111
Trade receivables and other current assets			127
Property, plant and equipment, at fair value			4,005
Deferred income tax assets			0
Financial instrument assets			38
Other non-current assets			54
Accounts payable and accrued liabilities			(54)
Current portion of non-recourse borrowings			(88)
Liabilities directly associated with assets held for sale			(187)
Financial instrument liabilities			(1,036)
Non-recourse borrowings			(902)
Deferred income tax liabilities			(37)
Provisions			(247)
Other long-term liabilities			(130)
Fair value of net assets acquired			1,850
Non-controlling interests			(315)
Goodwill			0
Identifiable assets acquired (liabilities assumed)			1,535
Purchase accounting adjustments	118
Indian Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			27
Restricted cash			32
Trade receivables and other current assets			69
Property, plant and equipment, at fair value			823
Deferred income tax assets			22
Financial instrument assets			0
Other non-current assets			5
Accounts payable and accrued liabilities			(36)
Current portion of non-recourse borrowings			(62)
Liabilities directly associated with assets held for sale			(35)
Financial instrument liabilities			0
Non-recourse borrowings			(581)
Deferred income tax liabilities			(37)
Provisions			0
Other long-term liabilities			(19)
Fair value of net assets acquired			280
Non-controlling interests			(37)
Goodwill			204
Identifiable assets acquired (liabilities assumed)			447	$ 447
Purchase accounting adjustments	34
Brazilian Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			1
Restricted cash			0
Trade receivables and other current assets			4
Property, plant and equipment, at fair value			40
Deferred income tax assets			0
Financial instrument assets			0
Other non-current assets			0
Accounts payable and accrued liabilities			(5)
Current portion of non-recourse borrowings			(2)
Liabilities directly associated with assets held for sale			(2)
Financial instrument liabilities			0
Non-recourse borrowings			(17)
Deferred income tax liabilities			0
Provisions			0
Other long-term liabilities			(6)
Fair value of net assets acquired			23
Non-controlling interests			0
Goodwill			0
Identifiable assets acquired (liabilities assumed)			23
U.K. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			60
Restricted cash			1
Trade receivables and other current assets			26
Property, plant and equipment, at fair value			868
Deferred income tax assets			0
Financial instrument assets			8
Other non-current assets			0
Accounts payable and accrued liabilities			0
Current portion of non-recourse borrowings			(13)
Liabilities directly associated with assets held for sale			(61)
Financial instrument liabilities			(65)
Non-recourse borrowings			(236)
Deferred income tax liabilities			(119)
Provisions			(6)
Other long-term liabilities			(58)
Fair value of net assets acquired			405
Non-controlling interests			(34)
Goodwill			254
Identifiable assets acquired (liabilities assumed)			$ 625
Purchase accounting adjustments	$ 127